FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Table)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Schedule of liquidity risk

	December 31, 2017
		Total		More than	More than
		contractual	Within 1	1 year but	2 year but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	55,338	56,562	56,562	—	—	—
Long-term debts	55,804	66,202	2,166	14,477	32,316	17,243
Loans from Sinopec Group Company and fellow subsidiaries	68,631	68,950	25,504	4,439	39,007	—
Derivatives financial liabilities	2,665	2,665	2,665	—	—	—
Trade accounts payable and bills payable	206,535	206,535	206,535	—	—	—
Other payables	96,923	96,923	96,923	—	—	—
	485,896	497,837	390,355	18,916	71,323	17,243

	December 31, 2018
		Total		More than	More than
		contractual	Within 1	1 year but	2 year but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	29,462	30,123	30,123	—	—	—
Long-term debts	51,011	61,809	1,889	16,938	27,190	15,792
Loans from Sinopec Group Company and fellow subsidiaries	74,181	75,207	32,127	37,977	3,741	1,362
Derivatives financial liabilities	13,571	13,571	13,571	—	—	—
Trade accounts payable and bills payable	192,757	192,757	192,757	—	—	—
Other payables	85,790	85,790	85,790	—	—	—
	446,772	459,257	356,257	54,915	30,931	17,154

Schedule of currency risk

	December 31,
	2017	2018
Gross exposure arising from loans
US Dollars	204	668

Schedule of analysis of currency risk

	December 31,
	2017	2018

US Dollars	50	172

Schedule of fair values of financial instruments

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit and loss:
- Structured deposit	—	—	51,196	51,196
Available-for-sale financial assets:
- Listed	178	—	—	178
Derivative financial instruments:
- Derivative financial assets	343	183	—	526
	521	183	51,196	51,900

Liabilities
Derivative financial instruments:
- Derivative financial liabilities	1,277	1,388	—	2,665
	1,277	1,388	—	2,665

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit and loss:
- Structured deposit	—	—	25,550	25,550
- Equity investments, listed and at quoted market price	182	—	—	182
Derivative financial instruments:
- Derivative financial assets	874	7,013	—	7,887
Financial assets at fair value through other compre-hensive income:
- Equity investments	127	—	1,323	1,450
	1,183	7,013	26,873	35,069

Liabilities
Derivative financial instruments:
- Derivative financial liabilities	5,500	8,071	—	13,571
	5,500	8,071	—	13,571

	December 31,
	2017	2018
	RMB	RMB

Carrying amount	79,738	63,085
Fair value	78,040	62,656